Loan Agreements - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Sep. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) $ / shares shares	May. 31, 2013 USD ($) Installment $ / shares shares	Oct. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Aug. 31, 2011 Installment	May. 31, 2011 USD ($)	Dec. 31, 2010 shares
Debt Instrument [Line Items]
Increase of term loan				$ 11,000,000
Warrants issued to Lenders to purchase common stock (in shares) | shares					362,970	109,772
Exercise price on warrants (in dollars per share) | $ / shares			$ 2.86
Loss on early extinguishment of debt					$ 440,000	$ 153,000
Number of shares called by warrants | shares			31,818						39,773
Number of shares called by warrants, remaining period			7 years 4 months 24 days
Silicon Valley Bank (SVB) | Alimera Sciences, Ltd.
Debt Instrument [Line Items]
An upfront fee payment to Lenders			$ 25,000
Silicon Valley Bank (SVB) | Alimera Sciences, Inc.
Debt Instrument [Line Items]
Increase of term loan			$ 11,000,000
Exercise price on warrants (in dollars per share) | $ / shares			$ 2.86
Lenders hold warrants to purchase an aggregate of common stock | shares			54,090
Number of shares called by warrants | shares			31,818
Number of shares exercisable prior to re-pricing | shares			15,909
Number of shares called by warrants, remaining period			7 years 4 months 24 days
Estimated incremental fair value received by the holder upon re-pricing of warrants			$ 46,000
Hercules Technology Growth Capital | Alimera Sciences, Inc.
Debt Instrument [Line Items]
Increase of term loan		$ 25,000,000
Exercise price on warrants (in dollars per share) | $ / shares		$ 6.14
Number of shares called by warrants | shares		285,016
Percent of warrants exercisable upon closing		60.00%
Percent of warrants exercisable upon satisfying certain conditions		40.00%
2010 Term Loan
Debt Instrument [Line Items]
Advance term loan				6,250,000
Increase of term loan				11,000,000
Frequency of periodic payment monthly installments | Installment							33
Interest rate on term loan							11.50%
Final interest payments, as a percentage of total amount borrowed			4.00%				4.00%
An upfront fee payment to Lenders				$ 62,500
Additional debt instrument fee amount								$ 50,000
Exercise price on warrants (in dollars per share) | $ / shares				$ 11.00
Exercisable term of warrants				10 years
Fair value on warrants				$ 389,000
Discount amortized to interest expense				$ 366,000
Lenders hold warrants to purchase an aggregate of common stock | shares				69,999
Loss on early extinguishment of debt					$ 153,000
2010 Term Loan | Silicon Valley Bank (SVB)
Debt Instrument [Line Items]
Warrants issued to Lenders to purchase common stock (in shares) | shares				15,909
2010 Term Loan | MidCap Financial LLP
Debt Instrument [Line Items]
Warrants issued to Lenders to purchase common stock (in shares) | shares				23,864
Prepayment fee, percentage			1.00%
2010 Revolving Loan Agreement | Silicon Valley Bank (SVB)
Debt Instrument [Line Items]
Company entitled to borrow				$ 20,000,000
Payment of upfront fee				$ 100,000
2010 Revolving Loan Agreement | Silicon Valley Bank (SVB) | Alimera Sciences, Ltd.
Debt Instrument [Line Items]
Deferred financing costs capitalized			$ 49,000
2013 Term Loan | Silicon Valley Bank (SVB) | Alimera Sciences Limited (Limited)
Debt Instrument [Line Items]
Term loan amount			$ 5,000,000
2013 Term Loan | Silicon Valley Bank (SVB) | Alimera Sciences Limited (Limited) | Maximum
Debt Instrument [Line Items]
Debt Instrument, Prepayment Fee		$ 133,000
2013 Term Loan | Silicon Valley Bank (SVB) | Alimera Sciences, Ltd.
Debt Instrument [Line Items]
Frequency of periodic payment monthly installments | Installment			36
Interest rate on term loan			7.50%
Term loan amount			$ 5,000,000
Interest-only payment period			6 months
2013 Term Loan | Silicon Valley Bank (SVB) | Alimera Sciences, Ltd. | Maximum
Debt Instrument [Line Items]
Debt Instrument, Prepayment Fee		133,000
2013 Line of Credit | Silicon Valley Bank (SVB) | Alimera Sciences Limited (Limited)
Debt Instrument [Line Items]
Company entitled to borrow			$ 15,000,000
Termination fee amount		113,000
2013 Line of Credit | Silicon Valley Bank (SVB) | Alimera Sciences, Ltd.
Debt Instrument [Line Items]
Company entitled to borrow			$ 15,000,000
Eligible accounts receivable percentage used to determine advances against line of credit			80.00%
Unused capacity commitment fee percentage			0.25%
Commitment fee payment			$ 100,000
Termination fee amount		$ 113,000
2013 Line of Credit | Silicon Valley Bank (SVB) | Alimera Sciences, Ltd. | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate			2.75%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences, Inc.(Company)
Debt Instrument [Line Items]
Increase of term loan	$ 25,000,000
Exercise price on warrants (in dollars per share) | $ / shares		$ 6.14
Number of shares called by warrants | shares		285,016
Percent of warrants exercisable upon closing		60.00%
Percent of warrants exercisable upon satisfying certain conditions		40.00%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences Limited (Limited)
Debt Instrument [Line Items]
Increase of term loan	25,000,000
An upfront fee payment to Lenders		$ 262,500
Company entitled to borrow		35,000,000
Term loan amount		$ 10,000,000
Basis spread on variable rate		7.65%
Debt Issuance Cost	375,000	$ 383,000
Prepayment fee percentage within the first year of borrowing		1.25%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences Limited (Limited) | Minimum
Debt Instrument [Line Items]
Interest rate on term loan		10.90%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences, Ltd.
Debt Instrument [Line Items]
Increase of term loan	25,000,000
An upfront fee payment to Lenders		$ 262,500
Company entitled to borrow		35,000,000
Term loan amount		$ 10,000,000
Basis spread on variable rate		7.65%
Debt Issuance Cost	$ 375,000	$ 383,000
Prepayment fee percentage within the first year of borrowing		1.25%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences, Ltd. | Minimum
Debt Instrument [Line Items]
Interest rate on term loan		10.90%
2014 Term Loan | Hercules Technology Growth Capital | Alimera Sciences, Inc.
Debt Instrument [Line Items]
Increase of term loan		$ 25,000,000
Exercise price on warrants (in dollars per share) | $ / shares		$ 6.14
Number of shares called by warrants | shares		285,016
Fair value of warrants		$ 1,349,000
Discount		$ 1,277,000
Percent of warrants exercisable upon closing		60.00%
Percent of warrants exercisable upon satisfying certain conditions		40.00%